1933 Act/Rule 497(j)

                                          February 6, 2004


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:     Phoenix-Seneca Funds
        File No. 033-65137

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of prospectus that would have been filed under rule 497(c), would not have differed from that contained in the most recent amendment that has been filed electronically on Form N-1A pursuant to Rule 485(b) on January 29, 2004.

Please direct any questions regarding this amendment to the undersigned at (860) 403-5246.

                                           Very truly yours,

                                           /s/ Matthew A. Swendiman
                                           Matthew A. Swendiman